Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 7,809	$ 34,396
Restricted Cash	9,941	0
Short-term investments	193	2,872
Advances to suppliers	306	492
Prepaid expenses and other current assets	170	763
Total current assets	18,419	38,523
Noncurrent assets:
Property and equipment, net	1,628	1,868
Operating right-of-use assets	4,397	5,484
Other noncurrent assets	364	347
Total noncurrent assets	6,389	7,699
Total assets	24,808	46,222
Current liabilities:
Accounts payable	1,407	1,081
Accrued expenses	2,581	2,470
Current portion of operating lease liabilities	631	966
Deferred revenue	1,751	1,351
Other current liabilities	1,588	1,484
Total current liabilities	7,958	7,352
Noncurrent liabilities:
Operating lease liabilities	3,364	3,995
Deferred revenue	33,242	34,221
Other noncurrent liabilities	3,705	3,661
Total noncurrent liabilities	40,311	41,877
Total liabilities	48,269	49,229
Commitments and contingencies
Mezzanine equity
Contingently redeemable noncontrolling interests	11,874	11,074
Shareholders’ deficit
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 38,999,597 and 39,029,163 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	4	4
Additional paid-in capital	368,599	368,857
Accumulated deficit	(396,302)	(375,276)
Accumulated other comprehensive income	894	436
Total BeyondSpring Inc.’s shareholders’ deficit	(26,805)	(5,979)
Noncontrolling interests	(8,530)	(8,102)
Total shareholders’ deficit	(35,335)	(14,081)
Total liabilities, mezzanine equity and shareholders’ deficit	$ 24,808	$ 46,222